AUSA LIFE LETTERHEAD






				May 1, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	AUSA Life Insurance Company, Inc.
AUSA Series Life Account
	AUSA Freedom Elite Builder (File No. 333-61654)

CIK No.: 0000933275

Dear Commissioners:

	On behalf of AUSA Life Insurance Company, Inc.
("AUSA Life") and the AUSA Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by AUSA Life through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 Registration
Statement for the Account (the "Registration Statement").
The Registration Statement was filed electronically with the Securities and Exchange Commission on April 17, 2002 via EDGAR.

				Sincerely,


				/s/ Priscilla I. Hechler
				Priscilla I. Hechler
				Assistant Vice President
and Assistant Secretary

cc:	John K. Carter, Esq.
	Mary Jane Wilson-Bilik, Esq.